Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	$ 58,651,494	$ 58,650,048
Quoted Prices in Active Markets (Level 1) [Member] | Public warrants [Member]
Liabilities:
Warrant Liabilities	3,277,500
Quoted Prices in Active Markets (Level 1) [Member] | Private warrants [Member]
Liabilities:
Warrant Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | Public warrants [Member]
Liabilities:
Warrant Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private warrants [Member]
Liabilities:
Warrant Liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | Public warrants [Member]
Liabilities:
Warrant Liabilities		10,005,000
Significant Other Unobservable Inputs (Level 3) [Member] | Private warrants [Member]
Liabilities:
Warrant Liabilities	$ 2,270,255	$ 6,693,635